Inventories and Consumables - Summary of Inventories and Consumables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Classes of current inventories [abstract]
Handsets and other telecommunication products	¥ 1,682		¥ 2,027
Consumables	1		16
Others	268		316
Total	¥ 1,951	$ 299	¥ 2,359